Notes Payable (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 29, 2018	Sep. 16, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Number of common shares issued to note holder	1,250,000						1,026,195
Fair value of common shares issued	$ 125,000				$ 2,277,299	$ 110,880	$ 181,845
Debt extinguishment		$ 10,057		$ (526,871)	$ 651,574	$ (552,871)	(977,203)	$ (455,975)
Debt discount amortized as interest expense							$ 48,942